Schedule of investments
Delaware Value® Fund	February 29, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.87%
Communication Services — 5.70%
Verizon Communications	2,613,533	$ 104,593,591
Walt Disney	1,091,282	121,765,245
		226,358,836
Consumer Discretionary — 8.69%
Genuine Parts	669,497	99,929,122
Lowe's	484,200	116,532,414
TJX	1,297,527	128,636,827
		345,098,363
Consumer Staples — 8.82%
Conagra Brands	3,724,420	104,581,714
Dollar General	840,390	122,117,071
Dollar Tree †	844,158	123,821,095
		350,519,880
Energy — 3.09%
Exxon Mobil	1,173,600	122,664,672
		122,664,672
Financials — 18.04%
Allstate	818,354	130,543,830
American International Group	1,836,642	133,872,835
Fidelity National Information Services	1,640,221	113,486,891
Travelers	602,624	133,155,799
Truist Financial	2,923,023	102,247,345
US Bancorp	2,466,100	103,477,556
		716,784,256
Healthcare — 18.44%
Baxter International	2,868,200	117,366,744
Cigna Group	365,324	122,800,009
CVS Health	1,617,107	120,264,248
Hologic †	1,538,959	113,575,174
Johnson & Johnson	795,112	128,315,175
Merck & Co.	1,023,342	130,117,935
		732,439,285
Industrials — 9.66%
Dover	664,875	109,957,027
Honeywell International	664,696	132,095,036
Northrop Grumman	269,232	124,121,337
RTX	195,692	17,547,702
		383,721,102
NQ- 456 [0224] 0424 (3502184)    1

Schedule of investments
Delaware Value® Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology — 15.54%
Cisco Systems	2,600,374	$ 125,780,091
Cognizant Technology Solutions Class A	1,657,866	131,004,571
Motorola Solutions	396,066	130,856,246
Oracle	1,146,000	127,985,280
Teledyne Technologies †	238,597	101,945,340
		617,571,528
Materials — 3.14%
DuPont de Nemours	1,805,891	124,949,598
		124,949,598
Real Estate — 2.70%
Equity Residential	1,781,750	107,279,167
		107,279,167
Utilities — 3.05%
Duke Energy	1,320,478	121,259,495
		121,259,495
Total Common Stocks (cost $2,751,726,839)		3,848,646,182

Short-Term Investments — 2.94%
Money Market Mutual Funds — 2.94%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	29,235,668	29,235,668
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.20%)	29,235,667	29,235,667
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.32%)	29,235,667	29,235,667
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	29,235,668	29,235,668
Total Short-Term Investments (cost $116,942,670)		116,942,670
Total Value of Securities—99.81% (cost $2,868,669,509)		3,965,588,852

Receivables and Other Assets Net of Liabilities—0.19%		7,399,694
Net Assets Applicable to 229,799,887 Shares Outstanding—100.00%		$3,972,988,546
†	Non-income producing security.
2    NQ- 456 [0224] 0424 (3502184)